1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Hoverink International Holdings, Inc is focused on the development of recreational amusement parks based upon innovative hover board technology. The Company was incorporated in the State of Delaware on July 13, 2013, and was formerly known as Sky Run Acquisition Corporation (“Sky Run” or “Sky Run Acquisition”).

On February 15, 2015, the Company implemented a change of control by issuing shares to new shareholders, redeeming shares of existing shareholders, electing new officers and directors and accepting the resignations of its then existing officers and directors. In connection with the change of control, the shareholders of the Company and its board of directors unanimously approved the change of the Company’s name from Sky Run Acquisition Corporation to Hoverink International Holdings, Inc.

Going Concern

The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not yet established a stable ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary financing to sustain operations and the attainment of profitable operations. The Company had an accumulated deficit of $55,052 as of June 30, 2015. These factors, among others, raise substantial doubt as to its ability to continue as a going concern.

In order to continue as a going concern, the Company needs to develop a reliable source of revenues, and achieve a profitable level of operations. During the three and six months ended June 30, 2015 and 2014 and the year ended December 31, 2014, the Company has been involved primarily with development of operations and applying to trade in the public market. The Company has continued to organize and structure to meet the needs of shareholders and attract suitable financing.

To fund operations for the next twelve months, the Company projects a need for $5,000,000 that will have to be raised through debt or equity.

If the Company is unable to obtain adequate capital, it could be forced to cease operations. Accordingly, the accompanying financial statements are accounted for as if the Company is a going concern and do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or other adjustments that might be necessary should the Company be unable to continue as a going concern.